UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22187

Pax World Funds Trust II

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CONSUMER DISCRETIONARY — 11.2%
Advance Auto Parts, Inc.	71	$4,125
Autoliv, Inc.	78	3,783
AutoZone, Inc. (a)	23	7,341
Bed Bath & Beyond, Inc. (a)	221	12,666
Best Buy Co., Inc.	292	6,804
BorgWarner, Inc. (a)	97	5,871
Cablevision Systems Corp. (Class A)	185	2,910
Canadian Tire Corp., Ltd. (Class A)	68	3,699
CarMax, Inc. (a)	197	4,698
Chipotle Mexican Grill, Inc. (a)	28	8,483
Coach, Inc.	258	13,372
Darden Restaurants, Inc.	120	5,130
DeVry, Inc.	57	2,107
Discovery Communications, Inc. (Series A) (a)	121	4,552
Discovery Communications, Inc. (Series C) (a)	122	4,288
Ford Motor Co. (a)	3,089	29,871
GameStop Corp. (Class A) (a)	130	3,003
Genuine Parts Co.	138	7,010
Gildan Activewear, Inc.	101	2,622
Harley-Davidson, Inc.	206	7,072
Hasbro, Inc.	108	3,522
J.C. Penney Co., Inc.	151	4,044
Johnson Controls, Inc.	594	15,664
Kohl’s Corp.	242	11,882
Liberty Global, Inc. (Series A) (a)	100	3,618
Liberty Global, Inc. (Series C) (a)	95	3,288
Liberty Media Corp. - Interactive (Class A) (a)	499	7,370
Lowe’s Cos., Inc.	1,174	22,705
Macy’s, Inc.	371	9,765
Marriott International, Inc. (Class A)	256	6,973
Mattel, Inc.	305	7,896
McDonald’s Corp.	909	79,828
Mohawk Industries, Inc. (a)	51	2,188
Newell Rubbermaid, Inc.	254	3,015
NIKE, Inc. (Class B)	322	27,534
Nordstrom, Inc.	153	6,989
O’Reilly Automotive, Inc. (a)	123	8,196
PetSmart, Inc.	102	4,350
Ross Stores, Inc.	104	8,184
Staples, Inc.	631	8,392
Starbucks Corp.	654	24,388
Starwood Hotels & Resorts Worldwide, Inc.	169	6,561
Target Corp.	583	28,590
The Gap, Inc.	372	6,041
The TJX Cos., Inc.	344	19,082
The Washington Post Co. (Class B)	4	1,308
Thomson Reuters Corp.	332	8,998
Tiffany & Co.	105	6,386
Tim Hortons, Inc.	145	6,740
Time Warner Cable, Inc.	299	18,738
V.F. Corp.	76	9,236
Virgin Media, Inc.	268	6,526
Whirlpool Corp.	67	3,344
Yum! Brands, Inc.	409	20,201

		550,949

CONSUMER STAPLES — 11.6%
Avon Products, Inc.	377	7,389
Campbell Soup Co.	173	5,600
Coca-Cola Enterprises, Inc.	288	7,165
Colgate-Palmolive Co.	432	38,310

Security Description	Shares	Value
ConAgra Foods, Inc.	375	$9,082
Dr. Pepper Snapple Group, Inc.	196	7,601
Empire Co., Inc., Class A	24	1,317
General Mills, Inc.	557	21,428
Green Mountain Coffee Roasters, Inc. (a)	112	10,409
H.J. Heinz Co.	281	14,185
Hansen Natural Corp. (a)	66	5,761
Hormel Foods Corp.	128	3,459
Kellogg Co.	224	11,915
Kimberly-Clark Corp.	352	24,996
Kraft Foods, Inc. (Class A)	1,544	51,848
Loblaw Cos., Ltd.	98	3,688
McCormick & Co., Inc.	106	4,893
Mead Johnson Nutrition Co.	179	12,321
Metro, Inc. (Class A)	90	3,935
PepsiCo, Inc.	1,384	85,670
Procter & Gamble Co.	2,486	157,065
Ralcorp Holdings, Inc. (a)	48	3,682
Safeway, Inc.	319	5,305
Saputo, Inc.	125	4,924
Sara Lee Corp.	510	8,338
Sysco Corp.	510	13,209
The Clorox Co.	119	7,893
The Estee Lauder Cos., Inc. (Class A)	106	9,311
The J.M. Smucker Co.	104	7,581
The Kroger Co.	523	11,485
Viterra, Inc.	325	3,198
Whole Foods Market, Inc.	129	8,425

		571,388

ENERGY — 8.2%
Apache Corp.	335	26,880
ARC Resources, Ltd.	249	5,361
Bonavista Energy Corp.	119	2,675
Cabot Oil & Gas Corp.	92	5,696
Cameron International Corp. (a)	214	8,890
Cenovus Energy, Inc.	661	20,355
Chesapeake Energy Corp.	572	14,615
Cimarex Energy Co.	75	4,177
Concho Resources, Inc. (a)	86	6,118
Continental Resources, Inc. (a)	40	1,935
Crescent Point Energy Corp.	213	8,019
Denbury Resources, Inc. (a)	350	4,025
Devon Energy Corp.	354	19,626
Diamond Offshore Drilling, Inc.	60	3,284
El Paso Corp.	679	11,869
Enbridge, Inc.	643	20,525
Enerplus Corp.	157	3,876
EOG Resources, Inc.	237	16,829
EQT Corp.	124	6,617
FMC Technologies, Inc. (a)	210	7,896
Hess Corp.	267	14,007
Kinder Morgan Management, LLC (a)	74	4,343
Marathon Oil Corp.	622	13,423
National-Oilwell Varco, Inc.	369	18,900
Newfield Exploration Co. (a)	118	4,683
Nexen, Inc.	461	7,171
Noble Corp. (a)	221	6,486
Noble Energy, Inc.	154	10,903
Pacific Rubiales Energy Corp.	222	4,703
Penn West Petroleum, Ltd.	404	5,995
PetroBakken Energy, Ltd. (Class A)	74	477
Pioneer Natural Resources Co.	92	6,051
Plains Exploration & Production Co. (a)	123	2,793
QEP Resources, Inc.	154	4,169

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Security Description	Shares	Value
Range Resources Corp.	140	$8,184
Southwestern Energy Co. (a)	305	10,166
Spectra Energy Corp.	568	13,933
Suncor Energy, Inc.	1,378	35,190
Sunoco, Inc.	106	3,287
Talisman Energy, Inc.	898	11,038
Ultra Petroleum Corp. (a)	134	3,714
Vermilion Energy, Inc.	74	3,110
Weatherford International, Ltd. (a)	651	7,949
Whiting Petroleum Corp. (a)	104	3,648

		403,591

FINANCIALS — 16.6%
ACE, Ltd.	294	17,816
AFLAC, Inc.	410	14,330
American Express Co.	947	42,520
Ameriprise Financial, Inc.	216	8,502
Annaly Capital Management, Inc. (b)	840	13,969
Arch Capital Group, Ltd. (a)	118	3,856
Assurant, Inc.	87	3,115
Axis Capital Holdings, Ltd.	100	2,594
Bank of Nova Scotia	949	47,744
BB&T Corp.	608	12,969
Berkshire Hathaway, Inc. (Class B) (a)	819	58,182
BlackRock, Inc.	80	11,841
Boston Properties, Inc. (b)	125	11,138
Capital One Financial Corp.	398	15,773
CB Richard Ellis Group, Inc. (Class A) (a)	255	3,432
Chubb Corp.	258	15,477
Cincinnati Financial Corp.	136	3,581
CME Group, Inc.	56	13,798
Comerica, Inc.	159	3,652
Discover Financial Services	478	10,965
Duke Realty Corp. (b)	221	2,321
Eaton Vance Corp.	103	2,294
Everest Re Group, Ltd.	48	3,810
Federal Realty Investment Trust (b)	54	4,450
Fifth Third Bancorp	804	8,120
Franklin Resources, Inc.	136	13,007
General Growth Properties, Inc. (b)	379	4,586
Genworth Financial, Inc. (Class A) (a)	429	2,462
HCP, Inc. (b)	352	12,341
Health Care REIT, Inc. (b)	151	7,067
Host Hotels & Resorts, Inc. (b)	597	6,531
Hudson City Bancorp, Inc.	415	2,349
Intercontinental Exchange, Inc. (a)	64	7,569
Invesco, Ltd.	403	6,251
Jefferies Group, Inc.	121	1,502
KeyCorp	832	4,934
Legg Mason, Inc.	125	3,214
Liberty Property Trust (b)	100	2,911
Lincoln National Corp.	276	4,314
M&T Bank Corp.	98	6,850
New York Community Bancorp, Inc.	382	4,546
Northern Trust Corp.	190	6,646
NYSE Euronext	229	5,322
PartnerRe, Ltd.	56	2,927
People’s United Financial, Inc.	320	3,648
PNC Financial Services Group, Inc.	461	22,216
Principal Financial Group, Inc.	281	6,370
ProLogis, Inc. (b)	377	9,142
Prudential Financial, Inc.	423	19,822
Regency Centers Corp. (b)	74	2,614
Regions Financial Corp.	1,101	3,666
RenaissanceRe Holdings, Ltd.	46	2,935
Royal Bank of Canada	1,245	57,100

Security Description	Shares	Value
SEI Investments Co.	130	$1,999
Simon Property Group, Inc. (b)	257	28,265
State Street Corp.	439	14,118
T. Rowe Price Group, Inc.	226	10,796
The Bank of New York Mellon Corp.	1,086	20,189
The Charles Schwab Corp.	907	10,222
The Macerich Co. (b)	114	4,860
The NASDAQ OMX Group, Inc. (a)	108	2,499
The Progressive Corp.	548	9,732
The Toronto-Dominion Bank	783	55,734
The Travelers Cos., Inc.	375	18,274
U.S. Bancorp	1,684	39,641
Ventas, Inc. (b)	236	11,658
Vornado Realty Trust (b)	145	10,820
W.R. Berkley Corp.	105	3,117
XL Group PLC	272	5,114

		816,129

HEALTH CARE — 12.6%
Abbott Laboratories	1,395	71,340
Aetna, Inc.	336	12,214
Agilent Technologies, Inc. (a)	304	9,500
Allergan, Inc.	267	21,995
Baxter International, Inc.	505	28,351
Becton, Dickinson & Co.	193	14,151
Biogen Idec, Inc. (a)	201	18,723
Bristol-Myers Squibb Co.	1,491	46,788
CIGNA Corp.	237	9,940
Coventry Health Care, Inc. (a)	131	3,774
Gilead Sciences, Inc. (a)	694	26,927
Henry Schein, Inc. (a)	80	4,961
Humana, Inc.	148	10,764
Johnson & Johnson	2,441	155,516
Life Technologies Corp. (a)	157	6,034
Medco Health Solutions, Inc. (a)	353	16,552
Medtronic, Inc.	939	31,212
Merck & Co., Inc.	2,752	90,018
Patterson Cos., Inc.	86	2,462
Valeant Pharmaceuticals International, Inc.	252	9,393
Waters Corp. (a)	80	6,039
WellPoint, Inc.	327	21,347

		618,001

INDUSTRIALS — 10.8%
3M Co.	591	42,428
AMETEK, Inc.	141	4,649
Avery Dennison Corp.	88	2,207
Bombardier, Inc. (Class B)	1,257	4,402
C.H. Robinson Worldwide, Inc.	144	9,860
CAE, Inc.	225	2,111
Canadian National Railway Co.	402	26,865
Canadian Pacific Railway, Ltd.	148	7,135
Caterpillar, Inc.	584	43,123
Cooper Industries PLC	144	6,641
CSX Corp.	973	18,166
Cummins, Inc.	164	13,392
Danaher Corp.	492	20,635
Deere & Co.	369	23,826
Dover Corp.	163	7,596
Eaton Corp.	282	10,011
Emerson Electric Co.	659	27,223
Equifax, Inc.	108	3,320
Expeditors International Washington, Inc.	186	7,542
Fastenal Co.	245	8,154
Finning International, Inc.	150	2,741
Fluor Corp.	154	7,169

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Security Description	Shares	Value
Foster Wheeler AG (a)	109	$1,939
IHS, Inc. (Class A) (a)	36	2,693
Illinois Tool Works, Inc.	393	16,349
Ingersoll-Rand PLC	289	8,118
Iron Mountain, Inc.	158	4,996
J.B. Hunt Transport Services, Inc.	84	3,034
Jacobs Engineering Group, Inc. (a)	111	3,584
Joy Global, Inc.	92	5,739
Manpower, Inc.	72	2,421
Masco Corp.	315	2,243
Norfolk Southern Corp.	311	18,977
PACCAR, Inc.	289	9,774
Pall Corp.	101	4,282
Parker Hannifin Corp.	142	8,965
Pentair, Inc.	86	2,753
Pitney Bowes, Inc.	178	3,346
Precision Castparts Corp.	126	19,588
Quanta Services, Inc. (a)	185	3,476
R.R. Donnelley & Sons Co.	181	2,556
Ritchie Bros Auctioneers, Inc.	84	1,704
Robert Half International, Inc.	122	2,589
Rockwell Automation, Inc.	125	7,000
Rockwell Collins, Inc.	136	7,175
Roper Industries, Inc.	84	5,788
Southwest Airlines Co.	432	3,473
The Dun & Bradstreet Corp.	44	2,695
Tyco International, Ltd.	414	16,871
United Parcel Service, Inc. (Class B)	644	40,669
W.W. Grainger, Inc.	52	7,776
Waste Management, Inc.	395	12,861

		532,630

INFORMATION TECHNOLOGY — 18.5%
Accenture PLC (Class A)	563	29,659
Adobe Systems, Inc. (a)	442	10,683
Advanced Micro Devices, Inc. (a)	510	2,591
Analog Devices, Inc.	262	8,187
Applied Materials, Inc.	1,154	11,944
Autodesk, Inc. (a)	201	5,584
CA, Inc.	356	6,910
CGI Group, Inc. (Class A) (a)	205	3,856
Cisco Systems, Inc.	4,820	74,662
Cognizant Technology Solutions Corp. (Class A) (a)	266	16,678
Dell, Inc. (a)	1,511	21,381
EMC Corp. (a)	1,808	37,950
Flextronics International, Ltd. (a)	665	3,744
Google, Inc. (Class A) (a)	224	115,221
Hewlett-Packard Co.	1,896	42,565
IBM	1,078	188,682
Intel Corp.	4,741	101,126
Intuit, Inc. (a)	257	12,192
Motorola Mobility Holdings, Inc. (a)	245	9,256
Motorola Solutions, Inc.	266	11,145
NVIDIA Corp. (a)	514	6,425
Open Text Corp. (a)	50	2,614
Oracle Corp.	3,612	103,809
Research In Motion, Ltd. (a)	413	8,418
Salesforce.com, Inc. (a)	109	12,456
Symantec Corp. (a)	666	10,856
Texas Instruments, Inc.	1,024	27,290
Xerox Corp.	1,226	8,545
Yahoo!, Inc. (a)	1,087	14,305

		908,734

Security Description	Shares	Value
MATERIALS — 4.9%
Agnico-Eagle Mines, Ltd.	148	$8,848
Agrium, Inc.	138	9,186
Air Products & Chemicals, Inc.	188	14,358
Airgas, Inc.	68	4,340
Alcoa, Inc.	930	8,900
Allegheny Technologies, Inc.	88	3,255
Ball Corp.	145	4,498
Celanese Corp. (Series A)	137	4,457
Cliffs Natural Resources, Inc.	123	6,294
Crown Holdings, Inc. (a)	136	4,163
Eastman Chemical Co.	62	4,249
Ecolab, Inc.	204	9,974
Franco-Nevada Corp.	110	3,979
Inmet Mining Corp.	46	1,949
International Flavors & Fragrances, Inc.	70	3,935
International Paper Co.	365	8,486
Kinross Gold Corp.	993	14,754
LyondellBasell Industries NV (Class A)	249	6,083
Martin Marietta Materials, Inc.	40	2,529
MeadWestvaco Corp.	147	3,610
Nucor Corp.	277	8,764
Osisko Mining Corp. (a)	301	3,812
Owens-Illinois, Inc. (a)	143	2,162
Potash Corp. of Saskatchewan, Inc.	748	32,478
Praxair, Inc.	265	24,772
Rock-Tenn Co. (Class A)	60	2,921
Sealed Air Corp.	140	2,338
Sigma-Aldrich Corp.	107	6,612
Teck Resources, Ltd. (Class B)	509	15,019
United States Steel Corp.	126	2,773
Vulcan Materials Co.	113	3,114
Yamana Gold, Inc.	650	8,920

		241,532

TELECOMMUNICATION SERVICES — 2.0%
American Tower Corp. (Class A) (a)	349	18,776
BCE, Inc.	221	8,286
CenturyLink, Inc.	529	17,520
Crown Castle International Corp. (a)	254	10,330
Frontier Communications Corp.	870	5,316
MetroPCS Communications, Inc. (a)	218	1,899
NII Holdings, Inc. (a)	149	4,016
Rogers Communications, Inc. (Class B)	368	12,597
SBA Communications Corp. (Class A) (a)	100	3,448
Sprint Nextel Corp. (a)	2,617	7,956
Windstream Corp.	443	5,165

		95,309

UTILITIES — 3.2%
Alliant Energy Corp.	97	3,752
American Water Works Co., Inc.	153	4,618
Calpine Corp. (a)	273	3,844
Canadian Utilities, Ltd. (Class A)	76	4,505
CenterPoint Energy, Inc.	353	6,926
Consolidated Edison, Inc.	256	14,597
DTE Energy Co.	148	7,255
Integrys Energy Group, Inc.	68	3,306
MDU Resources Group, Inc.	165	3,166
NextEra Energy, Inc.	351	18,961
NiSource, Inc.	245	5,238
Northeast Utilities	154	5,182
NSTAR	91	4,078
Oneok, Inc.	88	5,811
Pepco Holdings, Inc.	197	3,727
PG&E Corp.	347	14,682

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Security Description	Shares	Value
Pinnacle West Capital Corp.	95	$4,079
PPL Corp.	497	14,184
Sempra Energy	200	10,300
TransAlta Corp.	186	4,049
Wisconsin Energy Corp.	205	6,414
Xcel Energy, Inc.	423	10,444

		159,118

TOTAL COMMON STOCKS — (Cost $5,118,514)		4,897,381

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
SSgA Prime Money Market Fund (Cost $8,629)	8,629	8,629

TOTAL INVESTMENTS — 99.8% (Cost $5,127,143)		4,906,010
OTHER ASSETS & LIABILITIES — 0.2%		8,512

NET ASSETS — 100.0%		$4,914,522

(a)	Non-income producing security.
(b)	REIT = Real Estate Investment Trust

Pax MSCI North America ESG Index ETF

Geographical Diversification

Country	Percent of Net Assets
United States	89.0%
Canada	10.8%
Other Assets & Liabilities	0.2%

Total	100.0%

1

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 9.2%
Australia & New Zealand Banking Group, Ltd.	1,320	$24,934
BlueScope Steel, Ltd.	2,476	1,749
Commonwealth Bank of Australia	781	34,425
Fortescue Metals Group, Ltd.	606	2,592
GPT Group (a)	2,470	7,505
Macarthur Coal, Ltd.	647	9,968
Mirvac Group (a)	5,926	6,595
National Australia Bank, Ltd.	1,278	27,665
Newcrest Mining, Ltd.	433	14,280
Origin Energy, Ltd.	594	7,703
OZ Minerals, Ltd.	300	2,735
Westpac Banking Corp.	1,575	31,001
Woolworths, Ltd.	690	16,599

		187,751

BELGIUM — 2.4%
Colruyt SA	756	31,657
Delhaize Group	196	11,530
Dexia SA (b)	1,500	2,908
KBC Groep NV	100	2,345

		48,440

DENMARK — 1.6%
Danske Bank A/S (b)	496	7,014
Novo Nordisk A/S (Class B)	236	23,624
Vestas Wind Systems A/S (b)	168	2,746

		33,384

FINLAND — 1.0%
Nokia OYJ	1,884	10,722
Stora Enso OYJ (R Shares)	606	3,590
UPM-Kymmene OYJ	548	6,259

		20,571

FRANCE — 7.3%
Carrefour SA	370	8,497
CGG-Veritas (b)	242	4,375
Compagnie de Saint-Gobain	318	12,300
Danone SA	348	21,540
France Telecom SA	968	15,952
L’Oreal SA	184	18,089
Renault SA	620	20,824
Schneider Electric SA	300	16,306
Societe BIC SA	168	14,398
Technip SA	160	12,975
Veolia Environnement SA	293	4,346

		149,602

GERMANY — 4.8%
BASF SE	498	30,748
Bayerische Motoren Werke AG	206	13,790
Deutsche Boerse AG (b)	114	5,766
Deutsche Post AG	728	9,388
HeidelbergCement AG	19	698
Hochtief AG	92	5,807
K+S AG	160	8,484
Metro AG	144	6,160
ProSiebenSat.1 Media AG Preference Shares	200	3,566
Volkswagen AG Preference Shares	86	11,527
Wacker Chemie AG	34	3,063

		98,997

Security Description	Shares	Value
GREECE — 0.4%
Coca Cola Hellenic Bottling Co. SA (b)	434	$7,687

HONG KONG — 0.8%
CLP Holdings, Ltd.	1,000	9,060
Hong Kong Exchanges and Clearing, Ltd.	10	147
Li & Fung, Ltd.	4,000	6,790

		15,997

ISRAEL — 0.4%
Delek Group, Ltd.	10	1,583
Israel Chemicals, Ltd.	540	6,414

		7,997

ITALY — 1.2%
ENI SpA	400	7,085
Intesa Sanpaolo SpA	6,014	9,588
UniCredit SpA	8,132	8,743

		25,416

JAPAN — 24.3%
Canon, Inc.	400	18,410
Central Japan Railway Co.	2	17,555
Chugai Pharmaceutical Co., Ltd.	600	10,261
Denso Corp.	200	6,511
East Japan Railway Co.	200	12,213
FANUC Corp.	100	14,041
Fuji Heavy Industries, Ltd.	2,000	11,876
Fujitsu, Ltd.	4,000	19,136
Hitachi Construction Machinery Co., Ltd.	400	6,804
Honda Motor Co., Ltd.	800	23,845
Isetan Mitsukoshi Holdings, Ltd.	400	4,092
Kao Corp.	400	11,223
KDDI Corp.	2	13,899
Komatsu, Ltd.	800	17,622
Konica Minolta Holdings, Inc.	2,000	13,873
Kubota Corp.	2,000	16,310
Mitsubishi Electric Corp.	2,000	18,021
Mitsubishi UFJ Financial Group, Inc.	6,200	28,456
Mitsubishi UFJ Lease & Finance Co., Ltd.	190	7,698
Mitsui Fudosan Co., Ltd.	1,000	16,116
Mizuho Financial Group, Inc.	10,400	15,371
Nippon Steel Corp.	2,000	5,808
Nissan Motor Co., Ltd.	1,800	16,173
Nomura Holdings, Inc.	2,200	8,158
NTT DoCoMo, Inc.	10	18,372
Panasonic Corp.	1,000	9,776
Santen Pharmaceutical Co., Ltd.	400	16,803
Shikoku Electric Power Co., Inc.	600	16,632
Shin-Etsu Chemical Co., Ltd.	200	9,931
Softbank Corp.	400	11,886
Sony Corp.	600	11,723
Takashimaya Co., Ltd.	1,000	7,364
Takeda Pharmaceutical Co., Ltd.	400	19,085
The Chugoku Electric Power Co., Inc.	1,400	24,885
TonenGeneral Sekiyu K.K.	1,000	11,578
Ube Industries, Ltd.	2,000	6,742

		498,249

LUXEMBOURG — 0.4%
Tenaris SA	600	7,653

NETHERLANDS — 2.4%
Akzo Nobel NV	210	9,376
ASML Holding NV	254	8,875

1

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Security Description	Shares	Value
Unilever NV	945	$30,075

		48,326

NEW ZEALAND — 0.6%
Auckland International Airport, Ltd.	7,403	12,981

NORWAY — 1.4%
Aker Solutions ASA	470	4,552
Kvaerner ASA (b)	120	159
Norsk Hydro ASA	1,306	6,023
Seadrill, Ltd.	130	3,641
Telenor ASA	590	9,176
Yara International ASA	126	4,885

		28,436

SPAIN — 5.6%
Banco Santander SA	4,236	35,322
BBVA SA	2,410	19,954
Distribuidora Internacional de Alimentacion SA (b)	370	1,473
Ferrovial SA	688	7,919
Iberdrola SA	2,426	16,482
Industria de Diseno Textil SA	198	17,073
Repsol YPF SA	620	16,596

		114,819

SWEDEN — 4.3%
Boliden AB	200	2,094
Hennes & Mauritz AB (Class B)	736	22,172
Hexagon AB (Class B)	150	1,974
Modern Times Group AB (Class B)	104	4,206
Nordea Bank AB	2,102	17,217
Sandvik AB	700	8,162
Skandinaviska Enskilda Banken AB (Class A)	1,020	5,557
Swedbank AB (Class A)	1,704	19,024
Volvo AB (Class B)	830	8,256

		88,662

SWITZERLAND — 8.1%
Compagnie Financiere Richemont SA	312	14,096
Novartis AG	988	55,373
Roche Holding AG	330	53,556
Swisscom AG	20	8,182
Syngenta AG (b)	58	15,261
Wolseley PLC	290	7,267
Xstrata PLC	1,050	13,440

		167,175

UNITED KINGDOM — 22.3%
Associated British Foods PLC	688	11,909
Barclays PLC	11,097	27,921
BG Group PLC	1,796	34,771
Bunzl PLC	1,714	20,554
Burberry Group PLC	163	2,984
Cairn Energy PLC (b)	1,282	5,612
GlaxoSmithKline PLC	2,700	56,124
HSBC Holdings PLC	8,415	65,205
Lonmin PLC	220	3,606
Pearson PLC	1,752	31,118
Prudential PLC	1,737	15,101
Royal Bank of Scotland Group PLC (b)	9,738	3,567
RSA Insurance Group PLC	8,263	14,328
Standard Chartered PLC	1,248	25,047
Tesco PLC	4,816	28,388
Tullow Oil PLC	720	14,697

Security Description	Shares	Value
Unilever PLC	852	$26,851
Vodafone Group PLC	26,922	69,795

		457,578

TOTAL COMMON STOCKS — (Cost $2,470,997)		2,019,721

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/11/20) (b) (Cost $327)	2,410	355

SHORT TERM INVESTMENT —1.3%
UNITED STATES — 1.3%
MONEY MARKET FUND — 1.3%
SSgA Prime Money Market Fund (Cost $25,615)	25,615	25,615

TOTAL INVESTMENTS — 99.8% (Cost $2,496,939)		2,045,691
OTHER ASSETS & LIABILITIES — 0.2%		4,757

NET ASSETS — 100.0%		$2,050,448

(a)	REIT = Real Estate Investment Trust
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

2

Pax MSCI EAFE ESG Index ETF

Summary of Investments by Sector

Sector	Value	Percent of Net Assets

Consumer Discretionary	$239,508	11.7%
Consumer Staples	231,678	11.3%
Energy	131,395	6.4%
Financials	493,034	24.0%
Health Care	234,825	11.4%
Industrials	230,233	11.2%
Information Technology	72,991	3.6%
Materials	167,746	8.2%
Telecommunication Services	147,262	7.2%
Utilities	71,404	3.5%
Short Term Investments	25,615	1.3%
Other Assets and Liabilities (Net)	4,757	0.2%

Total	$2,050,448	100.0%

1

Notes to Schedules of Investments

Pax World Funds Trust II

September 30, 2011 (Unaudited)

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investments Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of September 30, 2011, the Trust offered two portfolios which represent a series of beneficial interest in the Trust: the Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF (each referred to as a “Fund” or collectively as the “Funds”). The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively. Each Fund operates as a non-diversified investment company. The Funds’ investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

Indemnifications and Guarantees

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Security Valuation

The Funds investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the board of trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ benchmark indexes, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indexes.

Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Funds may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more indexes, is unlikely to result in material dilution of the interests of the Funds’ shareholders. Therefore, and in order to minimize tracking error relative to the respective index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value foreign securities, and may determine in the future to value foreign securities using a different methodology.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of each Fund’s shares may change on days when an investor is not able to purchase or redeem shares.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

In addition to those noted above, investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

Pax MSCI North America ESG Index ETF
	Level One	Level Two	Level Three	Total
Common Stocks	$4,897,381	$—	$—	$4,897,381
Money Market Fund	8,629	—	—	8,629
Total	$4,906,010	$—	$—	$4,906,010

The Fund did not hold any Level 3 categorized securities during the period from December 31, 2010 through September 30, 2011.

Pax MSCI EAFE ESG Index ETF
	Level One	Level Two	Level Three	Total
Common Stocks	$2,020,076	$—	$—	$2,020,076
Money Market Fund	25,615	—	—	25,615
Total	$2,045,691	$—	$—	$2,045,691

The Fund did not hold any Level 3 categorized securities during the period from January 27, 2011 through September 30, 2011.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Investment Information

At September 30, 2011, the Funds had in-kind contributions and in-kind redemptions as follows:

	Contributions	Redemptions
Pax MSCI North America ESG Index ETF	$2,626,846	$—
Pax MSCI EAFE ESG Index ETF	$2,496,341	$—

At September 30, 2011, the Funds had purchases and sales of investment securities as follows:

	Purchases	Sales
Pax MSCI North America ESG Index ETF	$335,133	$325,846
Pax MSCI EAFE ESG Index ETF	$277,229	$282,275

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2011 was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$5,127,143	$149,520	$370,653	$(221,133)
Pax MSCI EAFE ESG Index ETF	$2,496,939	$ 32,407	$483,655	$(451,248)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 28, 2011

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 28, 2011